Goodwill and Intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill
The following table represents the changes in the carrying amount of goodwill reported in the consolidated balance sheets for the year ended March 31, 2024 and March 31, 2025:

	As of March 31, 2024
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total
	(In millions)
Balance, March 31, 2023	Rs.	74,937.9	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	74,937.9
Goodwill on acquisition during the year		368,079.6		71,617.3		—		959,080.0		229,371.6		1,628,148.5
Less: Goodwill Derecognised on disposal during the year		—		—		—		—		73,576.1		73,576.1

Balance, March 31, 2024	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3

	As of March 31, 2025
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total		Total
			(In millions)
Balance as at March 31, 2024	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3	US$	19,074.2
Goodwill on acquisition during the year		—		—		—		—		—		—		—
Less: Goodwill Derecognised on disposal during the year		—		—		—		—		—		—		—

Balance at March 31, 2025	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3	US$	19,074.2

Intangible Assets, Net
Intangible assets, net, consists of the following:

	As of,
	March 31, 2024		March 31, 2025		March 31, 2025
	(Rs. in millions)
Brand	Rs.	742,230.7	Rs.	742,230.7	US$	8,688.1
Investment management contract		369,785.6		369,785.6		4,328.5
Value of business acquired		221,738.5		221,738.5		2,595.6
Distribution network		50,570.8		50,570.8		592.0
Customer Relationship		29,874.9		29,874.9		349.6
Transferable Development Rights		3,117.7		3,117.7		36.5
Intangible Assets		1,417,318.2		1,417,318.2	US$	16,590.3
Less: Accumulated amortization		21,201.0		46,438.2		543.5

Total intangible assets, net	Rs.	1,396,117.2	Rs.	1,370,880.0	US$	16,046.8

(*)
All the above intangible assets excluding Brand and Investment Management Contract are subject to amortization. Further, intangible assets on the acquisition date included Brand amounting to Rs.
8,527.5 million (US $ 99.9 million) and Distribution network amounting to Rs. 8,972.4 million (US $ 105.0 million) pertaining to HDFC Credila Financial Services Limited which is classified as held for sale as on date of acquisition. These have been derecognized following the divestment of stake on March 19, 2024.

Future Amortization of Finite Lived Intangible Assets
At March 31, 2025, the expected future amortization of finite-lived intangible assets is as follows:

	As of March 31, 2025
	(in millions)
Fiscal year ending March 31:
2026	Rs.	17,983.1	US$	210.5
2027		16,152.7		189.1
2028		14,504.0		169.8
2029		13,541.9		158.5
2030		5,120.9		59.9
Thereafter		176,979.0		2,071.6

Total	Rs.	244,281.6	US$	2,859.4